Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2024	Sep. 30, 2024	Aug. 11, 2024	May 09, 2024	Dec. 31, 2023	Nov. 30, 2023
Preferred stock par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000			1,000,000	1,000,000
Common stock par value		$ 0.0001			$ 0.0001
Common stock, shares authorized		499,000,000			499,000,000
Common stock shares, issued		1			1
Common stock shares, outstanding		1			1
Ordinary shares redemption price per share	$ 10.15
Preferred stock, shares issued	0					0
Preferred stock, shares outstanding	0					0
Common Class A [Member]
Common stock par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	479,000,000	479,000,000			479,000,000	479,000,000
Common stock shares, issued	532,500					532,500
Common stock shares, outstanding	532,500					532,500
Ordinary shares possible redemption	4,663,957		4,004,330	2,831,713		7,495,670
Ordinary shares redemption price per share	$ 11.88					$ 11.07
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000			20,000,000	20,000,000
Common stock shares, issued	2,875,000					2,875,000
Common stock shares, outstanding	2,875,000					2,875,000